Law Offices
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7081
(215) 564-8600
December 22, 2022

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Delaware Investments National Municipal Income Fund
(File No. 811-07410) (the “Trust”)
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary notice of a special meeting of shareholders, preliminary proxy statement and form of proxy cards to be furnished to shareholders of the Trust, in connection with a meeting of shareholders that is scheduled to be held on March 8, 2023.
Please direct any questions or comments relating to this filing to me at (215) 564-8149, or, in my absence, to E. Taylor Brody, Esq., at (215) 564-8071.

Very truly yours, /s/ Kenneth L. Greenberg Kenneth L. Greenberg